Non-Current Advance to a Third Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-Current Advance to a Third Party (Details) [Line Items]
Contract price installment payment, description		As of December 31, 2022, the total contract price was approximately $434,000 and shall be paid using installment payment method (30% within 30 working days after the signing of this contract, 50% within 30 working days upon launching of the official version, and 20% within 90 working days upon launching of the official version).
Forecast [Member]
Non-Current Advance to a Third Party (Details) [Line Items]
Final payment	$ 12,531
Product Development [Member]
Non-Current Advance to a Third Party (Details) [Line Items]
Development costs		$ 421,679
Software Development [Member]
Non-Current Advance to a Third Party (Details) [Line Items]
Development costs		$ 12,531